OTHER ASSETS - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Operating lease ROU assets	$ 415,282	$ 493,217
Other liabilities	$ 497,561	$ 557,419
Operating lease, liability, statement of financial position [extensible list]	Various other liabilities	Various other liabilities
Weighted-average remaining lease term (years)	5 years 9 months 18 days	6 years 7 months 6 days
Weighted-average discount rate	3.50%	3.40%